ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2013
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012
Accrued liabilities
Accrued expenses	$3,940,603	$3,185,415
Other tax payables	1,118,527	494,446
	5,059,130	3,679,861
Other payables
Loan advanced from unrelated third parties	-	1,685,366
Other payable for purchasing machinery and equipment	-	96,307
Temporary receipt for staff quarters	1,558,166	48,205
Others	181,832	308,321
	1,739,998	2,138,199

	$6,799,128	$5,818,060

Accrued expenses mainly represent accrued staff benefits and accrued wages.

Other tax payables represent payables other than income tax which consist of value added tax and city maintenance and construction tax.

Advances from unrelated third parties amounted to $Nil and $1,685,366 as of December 31, 2013 and December 31, 2012 respectively. These advances were non-interest bearing with no secured assets and no repayment schedule.

Temporary receipt for staff quarters represents the rent received in advance for staff quarters. The use of land of staff quarters is industrial use. The management considered to lease the staff quarters to individuals by changing the usage of land from industrial use to residential use. Application for change of usage of land would be submitted by the Company later on.